Stock Option Plans (Tables)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

The Company’s stock option activity for the three months ended March 31, 2017 was as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Life (years)
Outstanding at December 31, 2016	1,905,214	$5.39	7.49
Granted	—	—
Exercised	(15,300)	1.65
Forfeited/canceled	(278,593)	5.52

Outstanding at March 31, 2017	1,611,321	$5.40	8.12

Options exercisable at March 31, 2017	692,798	$5.45	7.30

The Company’s stock option activity for the years ended December 31, 2016, 2015, and 2014 was as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Contractual Life (years)
Outstanding at December 31, 2013	354,833	$2.40	8.80
Granted	234,447	8.10
Exercised	(80,816)	2.40
Forfeited/canceled	(7,553)	4.70

Outstanding at December 31, 2014	500,911	4.95	8.85
Granted	1,057,082	6.82
Exercised	(28,516)	2.36
Forfeited/canceled	(18)	7.50

Outstanding at December 31, 2015	1,529,459	6.28	9.00
Granted	928,250	4.41
Exercised	(5,313)	1.65
Forfeited/canceled	(547,182)	6.26

Outstanding at December 31, 2016	1,905,214	$5.39	7.49

Options Exercisable at December 31, 2016	838,922	$5.45	5.57

Schedule of Stock Compensation Expense

Total stock-based compensation expense for the three and three months ended March 31, 2017 was recognized as follows in the statements of comprehensive loss (in thousands):

	Three Months Ended March 31,
	2017	2016
Research and development expense	$41	$171
General and administrative expense	323	276

Total stock based compensation	$364	$447

Total stock-based compensation expense was allocated as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Research and development expense	$372	$306	$110
General and administrative expense	1,220	679	298

	$1,592	$985	$408

Schedule of assumptions used in the Black-Scholes option-pricing model for stock option grants

The assumptions used in the Black-Scholes option-pricing model for stock option grants during the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
	2016	2015	2014
Expected life (in years)	5.5 - 6.1	5.9 - 6.7	5.8 - 6.1
Risk-free interest rate	1.1% - 1.6%	1.6% - 2.0%	1.8% - 2.8%
Expected volatility	76.9% - 79.5%	77.5% - 84.7%	75.3% - 85.4%
Expected dividend yield	—	—	—
Weighted-average grant date fair value per share	$2.97	$4.73	$5.40